Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands			12 Months Ended
	May 20, 2024 USD ($) $ / shares shares	Dec. 28, 2023 USD ($)	Sep. 30, 2024 USD ($)	Nov. 04, 2024 shares	Oct. 24, 2024 $ / shares shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 $ / shares	Jun. 06, 2024 USD ($) $ / shares shares	Dec. 07, 2023 shares	Nov. 02, 2023 shares	Sep. 30, 2023 ¥ / shares shares	Sep. 18, 2023 $ / shares shares	Mar. 07, 2022 shares
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Ordinary share unissued												1
Unissued common stock, par value (in Dollars per share) | $ / shares												$ 0.0000001
Authorized share capital (in Dollars) | $	$ 1,000,000,000		$ 450,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Shares authorized	10,000,000,000,000
Designated common stock	8,500,000,000,000
Designated preferred shares	500,000,000,000
Purchase price amount (in Dollars) | $		$ 180,000,000,000
Interest rate percentage		3.00%
Notes payable (in Yuan Renminbi) | ¥						¥ 6,060
Accrued interest (in Dollars) | $								$ 27,342,000
Maturity date			Dec. 31, 2024
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $			$ 450,000,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $			1,000,000,000
Capital Units [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $			$ 1,000,000,000
ADS [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued												100
Common stock, par value (in Dollars per share) | $ / shares												$ 0.00001
Subsequent Event [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Number of share ratio				12,000,000
Director [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued						500,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0000001
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued						73,117,892,046,400		58,590,000,000,000			2,587,892,046,400
Common stock, par value (in Dollars per share) | (per share)	$ 0.0000001						0.0000001	$ 0.0000001			¥ 0.0000001
Common stock, shares authorized						419,500,000,000,000					8,500,000,000,000
Unissued ordinary shares	411,000,000,000,000
Unissued ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Accrued interest (in Dollars) | $								$ 27,342
Class A Ordinary Shares [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized						8,500,000,000,000
Class A Ordinary Shares [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued										150			150
Ordinary share unissued										15,000
Class A Ordinary Shares [Member] | ADS [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Number of share ratio									15,000
Class A Ordinary Shares [Member] | ADS [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Number of share ratio									(600,000)
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Number of share ratio				(600,000)
Class A Ordinary Shares [Member] | Director [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized						3,750,000,000,000
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued						6,392,789,000,000					250,000,000,000
Common stock, par value (in Dollars per share) | (per share)	$ 0.0000100						0.0000001	$ 0.0000001			¥ 0.0000001
Common stock, shares authorized						60,000,000,000,000					1,000,000,000,000
Designated common stock	1,000,000,000,000
Unissued ordinary shares	59,000,000,000,000
Unissued ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Class B Ordinary Shares [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized						1,000,000,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued					6,392,789,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0000001
Class B Ordinary Shares [Member] | Director [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized						250,000,000,000
Preferred Shares [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued						500,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0000001
New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Authorized share capital (in Dollars) | $	$ 48,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Shares authorized	480,000,000,000,000
Designated preferred shares	500,000,000,000
New Authorized Share Capital [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Designated common stock	419,500,000,000,000
New Authorized Share Capital [Member] | Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Designated common stock	60,000,000,000,000